Gentiva Merger (Tables)	12 Months Ended
Dec. 31, 2014
Gentiva Health Services Inc
Business Acquisition [Line Items]
Unaudited Pro Forma Net Effect of Gentiva Merger

The unaudited pro forma net effect of the Gentiva Merger assuming the acquisition occurred as of January 1, 2013 is as follows (in thousands, except per share amounts):

	Year ended December 31,
	2014	2013
Revenues	$7,020,543	$6,857,359
Income (loss) from continuing operations attributable to Kindred	64,928	(662,457)
Loss attributable to Kindred	(933)	(786,426)
Earnings (loss) per common share:
Basic:
Income (loss) from continuing operations	$0.75	$(7.84)
Net loss	$(0.01)	$(9.30)
Diluted:
Income (loss) from continuing operations	$0.73	$(7.84)
Net loss	$(0.01)	$(9.30)